Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs
	2020	2019	2018
Interest expense on bank debt (Note 7)	$1,710	$416	$-
Amortization of deferred financing costs	325	154	-
Commitment fees and other	54	81	-
Total	$2,089	$651	$-